SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2017
Operating Segments [Abstract]
Disclosure of operating segments

	September 30, 2017			December 31, 2016
	Total non- current assets	Total assets	Total liabilities	Total non- current assets	Total assets	Total liabilities
Gold mines
Burkina Faso	$842.4	$1,065.2	$193.3	$883.4	$1,099.6	$189.9
Suriname	615.3	799.0	247.6	512.8	667.3	198.1
Canada	691.1	713.8	188.5	675.0	783.7	195.8
Total gold mines	2,148.8	2,578.0	629.4	2,071.2	2,550.6	583.8
Exploration and evaluation	433.7	476.0	6.8	163.1	193.2	8.4
Corporate[1]	276.0	881.4	446.4	153.3	656.7	537.2
Total per consolidated financial statements	$2,858.5	$3,935.4	$1,082.6	$2,387.6	$3,400.5	$1,129.4
Incorporated joint ventures (Mali)[2]	$127.3	$173.0	$147.9	$116.5	$160.2	$144.1

1	The carrying amount of the Investment in incorporated joint ventures is included in the corporate segment as non-current assets.

2
The breakdown of the financial information for the incorporated joint ventures has been disclosed above as it is reviewed regularly by the Company’s chief operating decision maker to assess performance of the incorporated joint ventures and to make resource allocation decisions.

Three months ended September 30, 2017

	Consolidated statement of earnings information
	Revenues	Cost of sales[1]	Depreciation expense[7]	General and administrative[2]	Exploration	Impairments (reversals)	Other	Earnings (loss) from operations	Net capital expenditures[3]
Gold mines
Burkina Faso	$130.2	$82.2	$31.0	$—	$—	$—	$—	$17.0	$16.8
Suriname	97.1	57.5	20.0	—	0.1	—	0.4	19.1	13.2
Canada	41.4	25.9	10.5	—	—	—	(2.0)	7.0	14.0
Total gold mines excluding incorporated joint ventures	268.7	165.6	61.5	—	0.1	—	(1.6)	43.1	44.0
Exploration and evaluation[4]	—	—	—	—	6.5	—	0.1	(6.6)	0.5
Corporate[5]	0.1	—	0.8	8.9	—	—	—	(9.6)	0.2
Total per consolidated financial statements	268.8	165.6	62.3	8.9	6.6	—	(1.5)	26.9	44.7
Incorporated joint ventures (Mali)[6]	19.6	13.9	0.4	—	0.5	—	—	4.8	2.4
	$288.4	$179.5	$62.7	$8.9	$7.1	$—	$(1.5)	$31.7	$47.1

1	Excludes depreciation expense.

2	Includes depreciation expense relating to Corporate and Exploration and evaluation assets.

3	Includes cash expenditures for Property, plant and equipment, Exploration and evaluation assets, and finance lease payments.

4	Closed site costs on Exploration and evaluation properties included in other operating costs.

5	Includes earnings from royalty interests.

6
Net earnings from incorporated joint ventures are included in a separate line in the Consolidated statements of earnings. The breakdown of the financial information has been disclosed above as it is reviewed regularly by the Company’s chief operating decision maker to assess its performance and to make resource allocation decisions.

7	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.
Three months ended September 30, 2016

	Consolidated statement of earnings information
	Revenues	Cost of sales[1]	Depreciation expense[7]	General and administrative[2]	Exploration	Impairments (reversals)	Other	Earnings (loss) from operations	Net capital expenditures[3]
Gold mines
Burkina Faso	$167.6	$84.6	$32.3	$—	$—	$—	$0.9	$49.8	$16.9
Suriname	92.2	53.4	21.7	—	1.2	—	0.2	15.7	34.2
Canada	22.4	21.6	14.2	—	—	—	0.3	(13.7)	20.9
Total gold mines excluding incorporated joint ventures	282.2	159.6	68.2	—	1.2	—	1.4	51.8	72.0
Exploration and evaluation[4]	—	—	0.1	0.1	5.3		0.1	(5.6)	0.4
Corporate[5]	0.2	1.3	1.0	9.9	—	—	0.4	(12.4)	0.1
Total per consolidated financial statements	282.4	160.9	69.3	10.0	6.5	—	1.9	33.8	72.5
Incorporated Joint ventures (Mali)[6]	21.2	17.8	0.3	—	0.2	—	—	2.9	1.1
	$303.6	$178.7	$69.6	$10.0	$6.7	$—	$1.9	$36.7	$73.6

1	Excludes depreciation expense.

2	Includes depreciation expense relating to Corporate and Exploration and evaluation assets.

3	Includes cash expenditures for Property, plant and equipment, Exploration and evaluation assets, and finance lease payments.

4	Closed site costs on Exploration and evaluation properties included in other operating costs.

5	Includes earnings from royalty interests.

6
Net earnings from incorporated joint ventures are included in a separate line in the Consolidated statements of earnings. The breakdown of the financial information has been disclosed above as it is reviewed regularly by the Company’s chief operating decision maker to assess its performance and to make resource allocation decisions.

7	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.

Nine months ended September 30, 2017

	Consolidated statements of earnings information
	Revenues	Cost of sales[1]	Depreciation expense[7]	General and administrative[2]	Exploration	Impairments (reversals)	Other	Earnings (loss) from operations	Net capital expenditures[3]
Gold mines
Burkina Faso	$402.2	$250.2	$98.0	$—	$—	$—	$—	$54.0	$52.5
Suriname	286.3	171.4	63.4	—	4.9	(116.0)	2.3	160.3	36.7
Canada	115.0	73.2	33.0	—	—	—	(1.0)	9.8	47.6
Total gold mines excluding incorporated joint ventures	803.5	494.8	194.4	—	4.9	(116.0)	1.3	224.1	136.8
Exploration and evaluation[4]	—	—	0.1	0.1	24.7	(400.0)	0.3	374.8	1.3
Corporate[5]	0.3	—	2.7	27.7	—	(8.1)	6.4	(28.4)	0.4
Total per consolidated financial statements	803.8	494.8	197.2	27.8	29.6	(524.1)	8.0	570.5	138.5
Incorporated joint ventures (Mali)[6]	58.7	41.1	1.1	—	1.1	—	—	15.4	5.8
	$862.5	$535.9	$198.3	$27.8	$30.7	$(524.1)	$8.0	$585.9	$144.3

1	Excludes depreciation expense.

2	Includes depreciation expense relating to Corporate and Exploration and evaluation assets.

3	Includes cash expenditures for Property, plant and equipment, Exploration and evaluation assets, and finance lease payments.

4	Closed site costs on Exploration and evaluation properties included in other operating costs.

5	Includes earnings from royalty interests.

6
Net earnings from incorporated joint ventures are included in a separate line in the Consolidated statements of earnings. The breakdown of the financial information has been disclosed above as it is reviewed regularly by the Company’s chief operating decision maker to assess its performance and to make resource allocation decisions.

7	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.

Nine months ended September 30, 2016

	Consolidated statements of earnings information
	Revenues	Cost of sales[1]	Depreciation expense[7]	General and administrative[2]	Exploration	Impairments (reversals)	Other	Earnings (loss) from operations	Net capital expenditures[3]
Gold mines
Burkina Faso	$399.2	$223.8	$78.8	$—	$—	$—	$0.8	$95.8	$82.4
Suriname	269.4	169.4	72.9	—	2.8	—	3.6	20.7	67.8
Canada	65.4	64.2	38.0	—	—	—	3.6	(40.4)	69.1
Total gold mines excluding incorporated joint ventures	734.0	457.4	189.7	—	2.8	—	8.0	76.1	219.3
Exploration and evaluation[4]	—	—	0.2	0.3	17.8	—	0.3	(18.6)	2.7
Corporate[5]	0.6	1.0	3.2	28.5	—	—	1.9	(34.0)	0.8
Total per consolidated financial statements	734.6	458.4	193.1	28.8	20.6	—	10.2	23.5	222.8
Incorporated joint ventures (Mali)[6]	67.5	51.0	2.2	—	0.5	—	1.5	12.3	2.7
	$802.1	$509.4	$195.3	$28.8	$21.1	$—	$11.7	$35.8	$225.5

1	Excludes depreciation expense.

2	Includes depreciation expense relating to Corporate and Exploration and evaluation assets.

3	Includes cash expenditures for Property, plant and equipment, Exploration and evaluation assets, finance lease payments and is net of proceeds from finance leases.

4	Closed site costs on Exploration and evaluation properties included in other operating costs.

5	Includes earnings from royalty interests.

6
Net earnings from incorporated joint ventures are included in a separate line in the Consolidated statements of earnings. The breakdown of the financial information has been disclosed above as it is reviewed regularly by the Company’s chief operating decision maker to assess its performance and to make resource allocation decisions.

7	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.